Spin-off Transactions (Details) - CNY (¥) ¥ in Thousands	2 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017
Net liabilities of deconsolidated entities recorded as additional paid-in capital		¥ 30,032
Offline Business
Interest distributed to its ultimate stockholders (as a percent)	100.00%
Net liabilities of deconsolidated entities recorded as additional paid-in capital	¥ 30,000
Gain or loss on the Distribution	¥ 0